Deferred income tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred tax assets at beginning of year	$ 432	$ 428
IFRS 16	14
(Charged)/credited to the income statement	17	49
Credited/(charged) to other comprehensive income	30	7
Reclassification		(36)
Exchange	1	(3)
Disposal of Food & Specialty	(76)
Deferred tax assets at end of year	406	432
Deferred tax liabilities at beginning of year	(721)	(790)
IFRS 16	(1)
(Charged)/credited to the income statement	16	17
Credited/(charged) to other comprehensive income	3	(3)
Reclassification		36
Exchange	3	7
Disposal of Food & Specialty	155
Deferred tax liabilities at end of year	(546)	(721)
Net deferred tax liabilities at beginning of year	(289)	(362)
IFRS 16	13
Tax (charge)/credit recognized in the income statement	33	66
Credited/(charged) to other comprehensive income	33	4
Exchange	4	4
Disposal of Food & Specialty	79
Net deferred tax liabilities at end of year	(140)	(289)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
(Charged)/credited to the income statement	(12)	(13)
(Charged)/credited to the income statement	(1)	12
Tax (charge)/credit recognized in the income statement	$ (13)	$ (1)